Document and Entity Information Document	Jun. 24, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 24, 2020
Entity Registrant Name	TrueBlue, Inc.
Entity Incorporation, State or Country Code	WA
Entity File Number	001-14543
Entity Tax Identification Number	91-1287341
Entity Address, Address Line One	1015 A Street
Entity Address, City or Town	Tacoma
Entity Address, State or Province	WA
Entity Address, Postal Zip Code	98402
City Area Code	253
Local Phone Number	383-9101
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, no par value
Trading Symbol	TBI
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000768899